Share-Based Compensation (Details) - $ / shares				6 Months Ended
	Aug. 02, 2024	Feb. 20, 2024	Dec. 15, 2023	Jun. 30, 2024	Mar. 12, 2024	Dec. 31, 2023	Nov. 29, 2023	Aug. 19, 2022	Apr. 21, 2022	Oct. 13, 2020	Sep. 01, 2020	Sep. 19, 2019
Share-Based Compensation [Line Items]
Exercise price of the options (in Dollars per share)				$ 0.024
Ordinary shares consolidation							12
Common stock par value (in Dollars per share)							$ 0.002
Unissued share capital							1
Earnout shares				16,667
Minimum [Member]
Share-Based Compensation [Line Items]
Exercise price per share (in Dollars per share)				$ 0.024
Aggregate of ordinary shares	4,071,620
Maximum [Member]
Share-Based Compensation [Line Items]
Exercise price per share (in Dollars per share)				0.05018
2019 Plan [Member]
Share-Based Compensation [Line Items]
Granted share										797	7,683	57,793
Exercise price per share (in Dollars per share)				0.024
Percentage of award options											50.00%
2019 Plan [Member] | First Anniversary Date [Member]
Share-Based Compensation [Line Items]
Percentage of options vested											30.00%
2019 Plan [Member] | Second Anniversary Date [Member]
Share-Based Compensation [Line Items]
Percentage of options vested											20.00%
2020 Plan [Member]
Share-Based Compensation [Line Items]
Exercise price per share (in Dollars per share)				0.4783
Exercise price of the options (in Dollars per share)				0.4783
Closing stock price (in Dollars per share)				$ 2
Type 3 [Member] | 2019 Plan [Member] | First Anniversary Date [Member]
Share-Based Compensation [Line Items]
Percentage of options vested				30.00%
Type 3 [Member] | 2019 Plan [Member] | Second Anniversary Date [Member]
Share-Based Compensation [Line Items]
Percentage of options vested				20.00%
Type 4 [Member] | 2019 Plan [Member]
Share-Based Compensation [Line Items]
Percentage of award options				50.00%
Type 4 [Member] | 2019 Plan [Member] | First Anniversary Date [Member]
Share-Based Compensation [Line Items]
Percentage of options vested				30.00%
Type 4 [Member] | 2019 Plan [Member] | Second Anniversary Date [Member]
Share-Based Compensation [Line Items]
Percentage of options vested				20.00%
Binominal Option- Pricing Model [Member]
Share-Based Compensation [Line Items]
Ordinary shares consolidation							12
Common stock par value (in Dollars per share)							$ 0.024		$ 0.002
Unissued share capital									1
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Common stock par value (in Dollars per share)							$ 0.024
Share-Based Payment Arrangement, Option [Member] | 2020 Plan [Member]
Share-Based Compensation [Line Items]
Ordinary shares consolidation							12
Common stock par value (in Dollars per share)							$ 0.024		$ 0.002
Unissued share capital									1
Common Class A [Member]
Share-Based Compensation [Line Items]
Aggregate of ordinary shares	3,000,000	3,000,000	1,000,000
Aggregate number of shares								41,667
Common stock par value (in Dollars per share)				$ 0.024		$ 0.024
Unissued share capital					25,000
Common Class A [Member] | Minimum [Member]
Share-Based Compensation [Line Items]
Aggregate of ordinary shares		1,071,620	71,620
Aggregate number of shares								29,953
Common Class A [Member] | Maximum [Member]
Share-Based Compensation [Line Items]
Aggregate of ordinary shares	7,071,620	4,071,620	1,071,620
Aggregate number of shares								71,620
Common Class A [Member] | 2020 Plan [Member]
Share-Based Compensation [Line Items]
Aggregate of ordinary shares				29,953
IPO [Member] | Type [Member] | 2019 Plan [Member]
Share-Based Compensation [Line Items]
Percentage of award options				100.00%
IPO [Member] | Type 2 [Member] | 2019 Plan [Member]
Share-Based Compensation [Line Items]
Percentage of award options				50.00%
Percentage of options vested				50.00%
IPO [Member] | Type 3 [Member] | 2019 Plan [Member]
Share-Based Compensation [Line Items]
Percentage of award options				50.00%							100.00%